Fair Value Measurement (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2011
Financial instruments carried and measured at fair value
Impairment on assets		$ 5.1	$ 5.1	$ 11.5
Carrying value of assets			37,899.0		36,843.7	40,276.3
Impairment of strategic asset	8.7
Non-recurring basis
Financial instruments carried and measured at fair value
Impairment on assets		18.0	22.0
Carrying value of assets	38.0	38.0	42.0
Impairment of strategic asset	$ 8.7